SCHEDULE OF DEPOSIT PREPAYMENTS AND OTHER RECEIVABLES (Details) - USD ($)	Aug. 31, 2023	Aug. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits and Prepayment	$ 20,777	$ 61,270
Other receivables (Advances to suppliers)	596,730	770,396
Total	$ 617,507	$ 831,666